SCHEDULE OF LEASE COSTS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Leases
Interest on lease liabilities (per ASC 842)		$ 5,368	$ 5,368	$ 45,926
Operating lease expense (per ASC 842)	119,453	104,356	145,705	131,096
Total lease expense	$ 119,453	$ 109,724	$ 151,073	$ 177,022